9. Notes Payable (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Total	$ 800,000	$ 15,151
Less: Current maturities (notes payable)		(6,383)
Less: Current maturities (convertible notes payable)
Subtotal	800,000	8,768
Less: amount due after one year for notes payable		(8,768)
Amount due after one year for convertible notes payable	800,000
Payable August 14 12012 Due On Demand
Total	300,000
Notes Payable March 13 2012 Thru March 31 2013
Total	300,000
Notes Payable February 25 2012 Thru Feb 25 2014
Total	100,000
Notes Payable February 27 2012 Thru Feb 27 2014
Total	50,000
Notes Payable February 29 2012 Thru Feb 29 2014
Total	50,000
Note payable for vehicle, 72 monthly payments
Total		$ 15,151